J.P. Morgan Mortgage Trust 2020-9 ABS-15G

Exhibit 99.7

Client Name:	JP Morgan Chase Bank, N.A.
Client Project Name:	JPMMT 2020-9
Start - End Dates:	2.2020 To 10.2020
Deal Loan Count:	23

Data Compare

Loans in Report	23
Seller Loan ID	Alt Loan Number	Borrower Last Name	Field Name	Tape Data	Reviewer Data
XXXXXX	302130223	XXXXXX	Disbursement Date	XXXXXX	XXXXXX
XXXXXX	302171187	XXXXXX	Debt to Income Ratio (Back)	33.0840	29.2344
XXXXXX	301979045	XXXXXX	Borrower 1 First Time Home Buyer	Yes	No
XXXXXX	301983801	XXXXXX	Debt to Income Ratio (Back)	52.9130	33.2064
XXXXXX	301986032	XXXXXX	Borrower 2 First Name	XXXXXX	XXXXXX
XXXXXX	301986032	XXXXXX	Borrower 2 Last Name	XXXXXX	XXXXXX
XXXXXX	301986032	XXXXXX	Borrower 2 SSN	XXXXXX	XXXXXX
XXXXXX	301986032	XXXXXX	Disbursement Date	XXXXXX	XXXXXX
XXXXXX	301987406	XXXXXX	Borrower 1 Self Employed Flag	Yes	No
XXXXXX	301987406	XXXXXX	Origination Channel	Correspondent Flow with delegated underwriting	Broker
XXXXXX	302056533	XXXXXX	Disbursement Date	XXXXXX	XXXXXX
XXXXXX	301988176	XXXXXX	Borrower 1 First Time Home Buyer	Yes	No
XXXXXX	301988176	XXXXXX	Debt to Income Ratio (Back)	34.7890	40.5110
XXXXXX	302028049	XXXXXX	Debt to Income Ratio (Back)	35.4780	39.4671
XXXXXX	302028049	XXXXXX	Disbursement Date	XXXXXX	XXXXXX
XXXXXX	302147833	XXXXXX	Disbursement Date	XXXXXX	XXXXXX
XXXXXX	302147833	XXXXXX	Origination Channel	Correspondent Flow with delegated underwriting	Broker
XXXXXX	302147833	XXXXXX	Origination Date	XXXXXX	XXXXXX
XXXXXX	302130140	XXXXXX	Origination Date	XXXXXX	XXXXXX

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